Stock-Based Compensation	9 Months Ended
Sep. 30, 2012
Stock-Based Compensation [Abstract]
Stock-Based Compensation
(13)	Stock-Based Compensation

The Company currently maintains two stock-based compensation plans. Under the 2004 Stock Option Plan (the 2004 Plan), stock awards were granted to employees, directors, and consultants of the Company, in the form of restricted stock and stock options. The amounts and terms of options granted were determined by the Company's compensation committee. The equity awards granted under the 2004 Plan generally vest over four years and have terms of up to ten years after the date of grant, and options are exercisable in cash or as otherwise determined by the board of directors. There are no shares available for future grants under the 2004 Plan, as grants from the 2004 Plan ceased upon the Company's initial public offering in April 2010.

The 2010 Stock Incentive and Option Plan (2010 Plan) became effective upon the closing of the Company's initial public offering. Under the 2010 Plan, stock awards may be granted to employees, directors, and consultants of the Company, in the form of restricted or unrestricted stock, stock appreciation rights, cash-based or performance share awards and stock options. The amounts and terms of awards granted are determined by the Company's compensation committee. The equity awards granted under the 2010 Plan generally vest over four years and have terms of up to ten years after the date of grant, and options are exercisable in cash or as otherwise determined by the board of directors. The 2010 Plan allows for the transfer of forfeited shares from the 2004 Plan. As of September 30, 2012, 32,866 shares of common stock were available for future grants under the 2010 Plan.

Stock Options

The following table summarizes stock option activity under the Plans:
	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at December 31, 2011	174,874	$16.77	8.9	$63
Granted	87,184	$5.66
Exercised	(2,432)	$4.40
Forfeited	(11,674)	$22.64
Outstanding at September 30, 2012	247,952	$12.71	8.6	$—

Vested and expected to vest at September 30, 2012	229,059	$13.09	8.6	$—

Exercisable at September 30, 2012	57,906	$27.35	7.1	$—

Total stock-based compensation expense recognized for stock options to employees and non-employee directors for the three months ended September 30, 2011 and 2012 was $0.2 million and $0.1 million, respectively. Total stock-based compensation expense recognized for stock options to employees and non-employee directors for the nine months ended September 30, 2011 and 2012 was $0.7 million and $0.3 million, respectively. As of September 30, 2012, there was $0.8 million of unrecognized compensation expense, net of forfeitures, related to unvested employee stock options. The unrecognized compensation expense is expected to be recognized over a weighted-average period of approximately 3.0 years.

Total stock-based compensation expense recognized for stock options to non-employees for the three and nine months ended September 30, 2011 and 2012 was immaterial.

The following table summarizes restricted stock activity under the Plans:
	Number of shares	Weighted- average grant date fair value
Nonvested at December 31, 2011	13,988	$24.20
Granted	67,863	$6.00
Vested	(5,047)	$24.20
Forfeited	(2,135)	$17.64
Nonvested at September 30, 2012	74,669	$7.84

Total stock-based compensation expense recognized for restricted stock to employees for the three months ended September 30, 2011 and 2012 was $26,000 and $42,000, respectively. Total stock-based compensation expense recognized for restricted stock to employees for the nine months ended September 30, 2011 and 2012 was $64,000 and $124,000, respectively. As of September 30, 2012, there was $0.4 million of unrecognized compensation expense, net of forfeitures, related to unvested employee restricted stock. The unrecognized compensation expense is expected to be recognized over a weighted-average period of approximately 3.2 years.